Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	¥ 50,954	¥ 45,933
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	51,793	49,778
Other	76,878	53,855
Total liabilities	89,027	63,575
Fair Value, Measurements, Recurring | Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	28,061	27,172
Fair Value, Measurements, Recurring | Financial Services
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	19,299	16,166
Fair Value, Measurements, Recurring | Other Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	3,594	2,595
Fair Value, Measurements, Recurring | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	507	2,250
Derivatives liabilities	10,023	8,543
Fair Value, Measurements, Recurring | Option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets		5
Fair Value, Measurements, Recurring | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Derivatives liabilities	2,126	1,177
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	50,954	45,933
Fair Value, Measurements, Recurring | Level 1 | Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	28,061	27,172
Fair Value, Measurements, Recurring | Level 1 | Financial Services
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	19,299	16,166
Fair Value, Measurements, Recurring | Level 1 | Other Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	3,594	2,595
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	839	3,845
Other	76,239	53,103
Total liabilities	88,388	62,823
Fair Value, Measurements, Recurring | Level 2 | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	507	2,250
Derivatives liabilities	10,023	8,543
Fair Value, Measurements, Recurring | Level 2 | Option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets		5
Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Derivatives liabilities	2,126	1,177
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other	639	752
Total liabilities	¥ 639	¥ 752